UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04020
Morgan Stanley California Tax-Free Income Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Income Fund

Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	California Tax-Exempt Municipal Bonds (94.1%)
	General Obligation (11.7%)
	California,
$8,310	Ser	5.25%		06/01/21	$8,609,908
5,000	Ser 1990	7.00		08/01/07	5,450,500
5,000	Ser 1990	7.00		08/01/08	5,602,300
2,000	Veterans Ser AT	9.50		02/01/10	2,510,520
2,400	Veterans Ser BH (AMT) (FSA)	5.40		12/01/16	2,492,928
535	Various Purpose Dtd 04/01/93 (FSA)	5.50		04/01/19	541,950
5,000	Various Purpose Dtd 04/01/02	6.00		04/01/19	5,821,050
3,000	Huntington Beach Union High School District, Ser 2004 (FSA)	5.00		08/01/27	3,118,920
5,000	Los Angeles, Ser 2004 A (MBIA)	5.00		09/01/24	5,223,200
	Los Angeles Unified School District,
5,000	2003 Ser A (FSA)	5.25		07/01/20	5,406,000
10,000	1997 Ser B (FGIC)	5.00		07/01/23	10,345,600
5,000	Placentia - Yorba Linda United School District, 2002 Election Ser A (FGIC)	5.00		08/01/26	5,168,600
	Puerto Rico,
8,000	Public Impr Ser 1999	4.75		07/01/23	8,017,840
3,000	Public Impr Ser 1999 (Secondary MBIA)	4.875		07/01/23	3,065,970
67,245					71,375,286

	Educational Facilities Revenue (1.7%)
5,000	California Educational Facilities Authority, University of San Diego Ser 1998 (Ambac)	5.00		10/01/22	5,193,050
5,000	University California, Ser 2003 Q (FSA)	5.00		09/01/24	5,199,500
10,000					10,392,550

	Electric Revenue (8.4%)
10,000	California Department of Water Resources, Power Supply Ser 2002 A	5.375		05/01/21	10,720,900
25,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA)	5.25		07/01/22	26,697,250
	Southern California Public Power Authority,
3,500	Mead-Adelanto 1994 A (Ambac)	7.67	‡	07/01/15	4,112,710
2,500	Mead-Phoenix 1994 Ser A (Ambac)	7.67	‡	07/01/15	2,937,650
1,750	Transmission Refg Ser 1988 (FGIC)	0.00		07/01/06	1,690,955
2,750	Transmission Refg Ser 2002 A (FSA)	5.25		07/01/18	2,964,142
2,000	Puerto Rico Electric Power Authority, Power Ser II (MBIA)	5.375		07/01/19	2,185,800
47,500					51,309,407

	Hospital Revenue (8.8%)
8,000	Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)	5.20		01/01/20	8,411,920
	California Health Facilities Financing Authority,
3,000	Scripps Memorial Hospitals Ser 1992 A (MBIA)	6.375		10/01/22	3,054,510
2,500	Sutter/CHS Ser 1996 A (MBIA)	5.875		08/15/16	2,646,475
5,000	California Infrastructure & Economic Development Bank, Kaiser Assistance Ser 2001 A	5.55		08/01/31	5,251,900
	California Statewide Communities Development Authority,
1,805	Cedars-Sinai Medical Center Ser 1992 COPs	6.50		08/01/12	1,980,392
2,500	Daughters of Charity Health	5.25		07/01/30	2,571,675
2,500	Daughters of Charity Health	5.25		07/01/35	2,545,425
14,000	Duarte, City of Hope National Medical Center Ser 1999 A COPs	5.25		04/01/19	14,118,160
7,500	Madera County, Valley Children’s Hospital Ser 1995 COPs (MBIA)	6.50		03/15/15	8,854,050
4,000	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center Ser 1997 A COPs (MBIA)	5.25		07/01/17	4,247,320
50,805					53,681,827

	Industrial Development/Pollution Control Revenue (2.6%)
	California Pollution Control Financing Authority,
5,000	San Diego Gas & Electric Co 1996 Ser A	5.90		06/01/14	5,577,200
10,000	Southern California Edison Co 1992 Ser B (AMT)	6.40		12/01/24	10,200,000
15,000					15,777,200

	Mortgage Revenue - Multi-Family (0.3%)
1,780	California Housing Finance Agency, Rental II 1992 Ser B	6.70		08/01/15	1,808,694

	Mortgage Revenue - Single Family (0.3%)
890	California Housing Finance Agency, 1995 Ser B-2 (AMT)	6.30		08/01/24	913,594
	California Rural Home Financing Authority,
325	Home 1997 Ser D-CL 5 (AMT)	6.70		05/01/29	326,778
220	1997 Ser A-2 (AMT)	7.00		09/01/29	223,423
205	Home 1998 Ser A (AMT)	6.35		12/01/29	206,740
1,640					1,670,535

	Public Facilities Revenue (5.0%)
4,000	Anaheim Public Financing Authority, 1997 Ser C (FSA)	6.00		09/01/16	4,698,000
	California Public Works Board,
2,000	Department Gen Services Butterfield St, 2005 Ser A	5.25		06/01/30	2,078,940
5,000	Department of Corrections 2004 Ser E (XLCA)	5.00		06/01/18	5,264,500
10,000	Department of Corrections Refg 1993 Ser A (Ambac)	5.00		12/01/19	10,689,800
4,000	Sacramento City Financing Authority, 2002 Ser A (FSA)	5.25		12/01/17	4,333,960
5,000	Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)	0.00	#	07/01/31	3,701,850
30,000					30,767,050

	Recreational Facilities Revenue (0.5%)
2,000	California State University, Fresno Event Center Sr Ser 2002	6.00		07/01/26	2,268,540
1,000	San Diego County, San Diego Natural History Museum COPs	5.70		02/01/28	939,030
3,000					3,207,570

	Tax Allocation Revenue (7.7%)
1,500	Fontana Public Finance Authority, Ser 2003 A (Ambac)	5.375		09/01/25	1,597,200
	Long Beach Bond Finance Authority,
3,205	Downtown North Long Beach 2002 Ser A (Ambac)	5.375		08/01/19	3,479,124
2,380	Downtown North Long Beach 2002 Ser A (Ambac)	5.375		08/01/20	2,564,141
5,000	Redevelopment Housing & Gas Utility 2005 Ser A (Ambac)	5.00		08/01/40	5,089,800
20,000	Long Beach Financing Authority, Ser 1992 (Ambac)	6.00		11/01/17	23,183,800
	San Jose Redevelopment Agency,
8,000	Ser 1999 (Ambac)	4.75		08/01/23	8,047,760
3,000	Tax Allocation Merged Area (MBIA)	5.00		08/01/32	3,056,670
43,085					47,018,495

	Transportation Facilities Revenue (17.8%)
10,000	Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A (MBIA)	5.25		10/01/21	10,700,000
4,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2001 Ser D	5.00		04/01/18	4,208,680
3,000	California Infrastructure and Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)	5.25		07/01/21	3,214,920
	Foothill/Eastern Transportation Corridor Agency,
5,000	Toll Road Ser 1999 (MBIA)	5.125		01/15/19	5,281,550
14,000	Toll Road Ser 1999	0.00	##	01/15/23	11,580,100
	Long Beach,
5,000	Harbor Refg Ser 1998 A (AMT) (FGIC)	5.00		05/15/15	5,246,150
5,000	Harbor Refg Ser 1998 A (AMT) (FGIC)	6.00		05/15/17	5,702,100
3,000	Harbor Refg Ser 1998 A (AMT) (FGIC)	6.00		05/15/19	3,440,940
2,750	Harbor Refg Ser 2005 A (AMT) (MBIA)	5.00		05/15/23	2,834,700
2,500	Harbor Refg Ser 2005 A (AMT) (MBIA)	5.00		05/15/25	2,566,825

5,000	Orange County, Airport Refg Ser 1997 (AMT) (MBIA)	5.50		07/01/11		5,314,050
	Port of Oakland,
5,200	Ser 2002 M (FGIC)	5.25		11/01/19		5,599,204
2,000	Ser 2002 M (FGIC)	5.25		11/01/20		2,141,540
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Second Ser Refg Issue 27B (FGIC)	5.125		05/01/26		5,157,800
	San Francisco Bay Area Rapid Transit District,
795	Sales Tax Ser 1995 (FGIC)	5.50		07/01/15		808,261
9,500	Sales Tax Ser 1998 (Ambac)	4.75		07/01/23		9,627,110
	San Joaquin Hills Transportation Corridor Agency,
6,000	Toll Road Refg Ser 1997 A (MBIA)	0.00		01/15/15		3,882,660
10,000	Toll Road Senior Lien Ser 1993	5.00		01/01/33		8,895,700
10,000	San Jose, Airport Ser 2001 A (FGIC)	5.00		03/01/25		10,254,200
2,000	Puerto Rico Highway & Transportation Authority, Ser 1998 A	4.75		07/01/38		1,986,620
109,745						108,443,110

	Water & Sewer Revenue (19.8%)
20,000	California Department of Water Resources, Center Valley Ser Y (FGIC)	5.00		12/01/25		20,734,000
4,000	Corona Public Financing Authority, Water Ser 1998 (FGIC)	4.75		09/01/23		4,055,120
10,000	East Bay Municipal Utility District, Water Ser 2001 (MBIA)	5.00		06/01/26		10,290,500
8,000	Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs (FGIC)	4.75		07/01/23		8,041,920
	Los Angeles Department of Water & Power,
5,000	Ser A	5.00		07/01/43		5,064,850
5,000	Water 2001 Ser A	5.125		07/01/41		5,100,250
20,000	Los Angeles, Wastewater Refg Ser 2003 B (FSA)	5.00		06/01/22		20,944,600
10,000	Sacramento Financing Authority, Water & Capital Impr 2001 Ser A (Ambac)	5.00		12/01/26		10,290,500
5,000	San Diego County Water Authority, Ser 2004 A (FSA)	5.00		05/01/29		5,186,300
10,000	San Diego Public Facilities Authority, Sewer Ser 1993 A	5.25		05/15/20		10,023,700
	San Francisco Public Utilities Commission,
5,650	Water 2002 Ser A (MBIA)	5.00		11/01/20		5,914,589
10,000	Water 1996 Ser A	5.00		11/01/21		10,178,300
5,000	West Basin Municipal Water District, Refg Ser 2003 A COPs (MBIA)	5.00		08/01/30		5,128,150
117,650						120,952,779

	Other Revenue (1.7%)
10,000	California, Economic Recovery Ser 2004 A	5.00		07/01/16		10,577,600

	Refunded (7.8%)
1,690	California, Ser	5.25		06/01/06	†	1,757,177
15,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Sr Lien Ser 1995 A	6.00		01/01/07	†	15,822,600
	Los Angeles Community College District,
5,000	2001 Ser A (MBIA)	5.50		08/01/11	†	5,610,150
5,000	2001 Ser A (MBIA)	5.50		08/01/11	†	5,610,150
6,500	North Orange County Community College District, 2002 Ser A (MBIA)	5.375		08/01/12	†	7,339,085
6,000	San Diego County Water Authority, Ser 1991 B COPs CARs (MBIA)	11.07	‡	04/27/06	†	6,691,500
5,250	Southern California Public Power Authority, Transmission Refg Ser 1988 A (FGIC) (ETM)	0.00		07/01/06		5,075,962

44,440						47,906,624

551,890	Total California Tax-Exempt Municipal Bonds (Cost $540,972,827)					574,888,727

	Short-Term California Tax-Exempt Municipal Obligations (4.5%)
900	California Department of Water Resources, Power Supply Ser 2002 B (Demand 04/01/05)		2.28	*	05/01/22		900,000
	Los Angeles Convention & Exhibition Center Authority,
10,000	Ser 1985 COPs		9.00		12/01/05	†	10,434,100
14,000	Ser 1985 COPs		9.00		12/01/05	†	14,607,740
1,555	Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992 (Demand 04/01/05)		2.28	*	10/01/22		1,555,000
26,455	Total Short-Term California Tax-Exempt Municipal Obligations (Cost $26,417,357)						27,496,840

$578,345	Total Investments (Cost $567,390,184) (a)	98.6%					602,385,567

	Other Assets in Excess of Liabilities	1.4					8,244,668

	Net Assets	100.0%					$610,630,235

AMT	Alternative Minimum Tax.
CARS	Complementary Auction Rate Certificates.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
*	Current coupon of variable rate demand obligation.
#	Currently a zero coupon security; will convert to 5.45% on 07/01/12.
# #	Currently a zero coupon security; will convert to 5.85% on 07/15/09.
†	Prerefunded to call date shown.
‡

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $13,741,860 which represents 2.3% of net assets.

(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,085,072 and the aggregate gross unrealized depreciation is $1,089,689, resulting in net unrealized appreciation of $34,995,383.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005